Exhibit 99.17

Data Compare Summary (Total)
Run Date - 1/8/2025 9:49:21 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	210	0.00%	210
State	0	210	0.00%	210
Zip	0	210	0.00%	210
Note Date	0	210	0.00%	210
Original Loan Amount	0	210	0.00%	210
Original Term	0	210	0.00%	210
Original Interest Rate	0	210	0.00%	210
Borrower Qualifying FICO	1	210	0.48%	210
Amortization Type	0	210	0.00%	210
Representative FICO	0	210	0.00%	210
Lien Position	0	210	0.00%	210
Occupancy	1	210	0.48%	210
Purpose	0	210	0.00%	210
Contract Sales Price	3	210	1.43%	210
Balloon Flag	0	210	0.00%	210
Original CLTV	3	210	1.43%	210
Original LTV	3	210	1.43%	210
Origination Channel	0	210	0.00%	210
Appraisal Effective Date	0	210	0.00%	210
LTV Valuation Value	6	210	2.86%	210
Investor: Qualifying Total Debt Ratio	1	210	0.48%	210
Initial Rate Lock Date	74	210	35.24%	210
Coborrower Qualifying FICO	1	140	0.71%	210
Total	93	4,760	1.95%	210